Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	Li Bang International Corporation Inc.
Trading Symbol	LBGJ
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	17,000,000
Amendment Flag	false
Entity Central Index Key	0001896425
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42378
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 190 Xizhang Road
Entity Address, Address Line Two	Gushan Town
Entity Address, City or Town	Jiangyin City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Entity Address, Postal Zip Code	000000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 190 Xizhang Road
Entity Address, Address Line Two	Gushan Town
Entity Address, City or Town	Jiangyin City
Entity Address, Country	CN
Contact Personnel Name	Huang Feng
City Area Code	+86
Local Phone Number	0510-81630030
Contact Personnel Email Address	libangsales@libangco.com
Entity Address, Postal Zip Code	000000